Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Capital reserves from options granted [Member]	Other reserves [member]	Capital reserves from transactions with non- controlling interest [Member]	Reserve of exchange differences on translation [member]	Warrants [Member]	Retained earnings [member]	Total [Member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2016	$ 1,189	$ 53,817	$ 779	$ 538		$ (1,117)	$ 1,057	$ (53,336)			$ 2,927
Other comprehensive loss
TOTAL COMPREHENSIVE LOSS FOR THE YEAR								(2,545)			(2,545)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	2,501	69	267								2,837
Exercise of warrant, net	1,602	626									2,228
Stock-based compensation in connection with options granted to employees and service providers			64								64
Forfeiture and expiration of options and warrants		528	(201)				(327)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	4,103	1,223	130				(327)				5,129
Balance at Dec. 31, 2017	5,292	55,040	909	538		(1,117)	730	(55,881)			5,511
Other comprehensive loss
TOTAL COMPREHENSIVE LOSS FOR THE YEAR								(6,598)			(6,598)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	3,179	(1,823)	630								1,986
Exercise of warrant, net	12,453	(5,430)									7,023
Stock-based compensation in connection with options granted to employees and service providers			157								157
Expiration of options and warrants		1,155	(425)				(730)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	15,632	(6,098)	362				(730)				9,166
Balance at Dec. 31, 2018	20,924	48,942	1,271	538		(1,117)		(62,479)	$ 8,079		8,079
Loss for the period								(14,178)	(14,178)		(14,178)
Other comprehensive loss				(13)		(28)			(41)		(41)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR				(13)		(28)		(14,178)	(14,219)		(14,219)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	1,878	(1,248)					197		827		827
Transactions with non-controlling interest					11,714				11,714	1,424	13,138
Share in capital reserve of an associate					47				47		47
Stock-based compensation in connection with options granted to employees and service providers			259						259		259
Expiration of options and warrants		179	(179)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	1,878	(1,069)	80		11,761		197		12,847	1,424	14,271
Balance at Dec. 31, 2019	$ 22,802	$ 47,873	$ 1,351	$ 525	$ 11,761	$ (1,145)	$ 197	$ (76,657)	$ 6,707	$ 1,424	$ 8,131